Note 21 - Decommissioning Liabilities (Details Textual)	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Historical inflation rate	3.80%	3.80%
Bottom of range [member]
Statement Line Items [Line Items]
Discount rate used in current estimate of value in use	8.60%	7.80%
Top of range [member]
Statement Line Items [Line Items]
Discount rate used in current estimate of value in use	9.30%	8.20%